Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

September 23, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (Securities Act File No. 333-162441; Investment Company Act File No. 811-22338),

Legg Mason Partners Equity Trust (Securities Act File No. 33-43446; Investment Company Act File No. 811-06444),

Legg Mason Partners Income Trust (Securities Act File No. 2-96408; Investment Company Act File No. 811-04254), and

Western Asset Funds, Inc. (Securities Act File No. 33-34929; Investment Company Act File No. 811-06110) (collectively, the “Registrants”),

with respect to the funds listed in Schedule A (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrants and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated September 16, 2016 to the prospectus for each of the Funds listed in Schedule A.

Any questions or comments on the filing should be directed to the undersigned at 617-951-8267.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc: Barbara Allen, Legg Mason & Co., LLC

SCHEDULE A

Fund	Date of Prospectus
Legg Mason Global Asset Management Trust
Legg Mason BW Alternative Credit Fund	March 1, 2016
Legg Mason BW Global High Yield Fund	March 1, 2016
Legg Mason BW Global Flexible Income Fund	May 31, 2016
QS Strategic Real Return Fund	February 1, 2016

Legg Mason Partners Equity Trust
EnTrustPermal Alternative Core Fund	May 1, 2016
QS Conservative Growth Fund	June 1, 2016
QS Defensive Growth Fund	June 1, 2016
QS Dynamic Multi-Strategy Fund	June 1, 2016
QS Growth Fund	June 1, 2016
QS Moderate Growth Fund	June 1, 2016

Legg Mason Partners Income Trust
Western Asset California Municipals Fund	June 30, 2016
Western Asset Corporate Bond Fund	May 1, 2016
Western Asset Global High Yield Bond Fund	May 1, 2016
Western Asset Global Strategic Income Fund	November 25, 2015
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2016
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2016

Western Asset Intermediate-Term Municipals Fund	August 1, 2016
Western Asset Managed Municipals Fund	June 30, 2016
Western Asset Massachusetts Municipals Fund	March 31, 2016
Western Asset Mortgage Backed Securities Fund	May 1, 2016
Western Asset Municipal High Income Fund	November 25, 2015
Western Asset New Jersey Municipals Fund	August 1, 2016
Western Asset New York Municipals Fund	August 1, 2016
Western Asset Oregon Municipals Fund	September 1, 2016
Western Asset Pennsylvania Municipals Fund	August 1, 2016
Western Asset Short Duration High Income Fund	November 25, 2015
Western Asset Short Duration Municipal Income Fund	March 1, 2016

Western Asset Funds, Inc.
Western Asset Core Bond Fund	May 1, 2016
Western Asset Core Plus Bond Fund	May 1, 2016
Western Asset High Yield Fund	September 30, 2015
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2016
Western Asset Intermediate Bond Fund	September 30, 2015
Western Asset Total Return Unconstrained Fund	September 30, 2015